Investment Objectives and Goals	Sep. 01, 2026
Lyrical U.S. Value Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY:LYRICAL U.S. VALUE EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Lyrical U.S. Value Equity ETF (the “U.S. Fund”) seeks to achieve long-term capital growth.
Lyrical International Value Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY:LYRICAL INTERNATIONAL VALUE EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Lyrical International Value Equity ETF (the “International Fund”) seeks to achieve long-term capital growth.